Share-based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Movements of Share Option

Date of grant	Vesting period	Exercise price		Exercisable period	Fair value of each option

8.17.2011	8.17.2011 to 12.17.2013	US$	1.175	12.18.2011 to 8.17.2019	US$	0.4807 to US$0.4993

Major Assumptions used for the Calculation of Fair Value for Options

The total fair value of the Share Option at the date of grant is approximately US$499,000 (equivalent to RMB3,216,000) calculated using the Binomial Option Pricing model. The major assumptions used for the calculation are as follows:

Share price at date of grant	US$	1.175
Exercise price	US$	1.175
Expected volatility		38.14%
Expected life		8 years
Risk free rate		2.00%